                                                    AIM Floating Rate Fund
[AIM LOGO APPEARS HERE]                             11 Greenway Plaza, Suite 100
--Registered Trademark--                            Houston, Texas 77046-1173
                                                    1-800-959-4246

                            REPURCHASE OFFER NOTICE

January 25, 2002

Dear AIM Floating Rate Fund Shareholder:

     Your fund's first quarter offer to repurchase a portion of its outstanding shares will begin on January 25, 2002. If you are not interested in selling any of your shares at this time, you do not need to do anything. The fund holds repurchase offers quarterly and we will contact you again next quarter to remind you of the next repurchase offer period.

     We extend this quarterly repurchase offer to provide liquidity to shareholders because shares of your fund are not redeemable daily for cash and are not traded on a stock exchange. You can sell fund shares only during one of the fund's scheduled quarterly repurchase offer periods, so we would like to make you aware of the deadlines and procedures should you wish to do so. NOTE THAT EARLY WITHDRAWAL OF SHARES FROM THIS FUND MAY RESULT IN A SALES CHARGE; consult your financial representative for more information. Please remember that you are not obligated to do anything with your shares at this time.

     The repurchase offer period begins on January 25, 2002, and ends on February 15, 2002. If you wish to sell any of your fund shares during this tender period, refer to your account statement to determine how your shares are registered:

          1. If your shares are held in your own name, complete the attached Repurchase Request Form and return it to A I M Fund Services, Inc., the fund's Transfer Agent, by the close of the New York Stock Exchange (normally 4:00 P.M. EST) on February 15, 2002. The fund currently does not charge a processing fee for handling repurchase requests.

          2. IF YOUR SHARES ARE HELD FOR YOU BY YOUR BROKER-DEALER, OR FOR YOUR RETIREMENT PLAN BY YOUR RETIREMENT PLAN TRUSTEE, YOU WILL NEED TO ASK YOUR BROKER-DEALER OR RETIREMENT PLAN TRUSTEE TO SUBMIT THE REPURCHASE REQUEST FOR YOU. Your financial advisor or broker may charge a transaction fee for that service. Please refer to your fund Prospectus and the enclosed Repurchase Offer Terms and Repurchase Request Form for more details.

     You may, of course, elect to keep your AIM Floating Rate Fund shares at this time, in which case you may disregard this notice and the attached forms. However, should you currently wish to sell any of your shares, remember that all requests must be received in good order by A I M Fund Services, Inc., the fund's Transfer Agent, at its office in Texas by the close of the New York Stock Exchange (normally 4:00 P.M. EST) on February 15, 2002, the Repurchase Request Deadline.

     The next repurchase offer will be held April 26, 2002 through May 17, 2002.

     If you have questions, please call your financial advisor or the Transfer Agent at 1-800-959-4246.

Sincerely,
A I M Fund Services, Inc.
Transfer Agent

[AIM LOGO APPEARS HERE]
--Registered Trademark--

                             AIM FLOATING RATE FUND

                             REPURCHASE OFFER TERMS

                                JANUARY 25, 2002

     1. THE OFFER. AIM Floating Rate Fund (the "Fund") is offering to repurchase for cash up to fifteen percent (15%) of the aggregate of its issued and outstanding Class B and Class C shares of beneficial interest ("Shares") at a price equal to the respective net asset value ("NAV" or "Net Asset Value") as of the close of the New York Stock Exchange on the Repurchase Pricing Date (defined below) upon the terms and conditions set forth in this Offer, the Repurchase Offer Notice, the Fund's Prospectus, and the related Repurchase Request Form. Together those documents constitute the "Repurchase Offer". The purpose of the Repurchase Offer is to provide liquidity to shareholders of the Fund. The offer is not conditioned upon the tender for repurchase of any minimum number of Shares. All classes of Shares are considered to be a single class for the purposes of allocating repurchases under this Repurchase Offer.

     2. REPURCHASE REQUEST DEADLINE. All tenders of Shares for repurchase must be received in proper form by A I M Fund Services, Inc., the Fund's Transfer Agent, at its office in Texas or by its designated agents on or before the close of the New York Stock Exchange (normally the Exchange closes at 4:00 P.M., Eastern Time, but may close earlier on certain days) on February 15, 2002. Repurchase Requests submitted to the Transfer Agent must be sent to the addresses or phone numbers specified in this Repurchase Offer.

     3. REPURCHASE PRICING DATE. The Net Asset Values of Class B and Class C Shares for repurchases must be determined no later than March 1, 2002. However, the Fund intends to determine those Net Asset Values on February 15, 2002 (the Repurchase Request Deadline), if doing so is not likely to result in significant dilution of the prices of the Shares, or as soon as such determination can be made after that date. If the Fund chooses a Repurchase Pricing Date later than the Repurchase Request Deadline, there is a risk that the Fund's Net Asset Values per share may fluctuate between those dates.

     4. NET ASSET VALUES. On January 14, 2002, the Net Asset Value per share of the Fund's Class B shares was $8.68 and the Net Asset Value per share of the Fund's Class C shares was $8.65. You must determine whether to tender Shares prior to the Repurchase Request Deadline, but the Net Asset Values at which the Fund will repurchase Shares will not be calculated until the Repurchase Pricing Date. The Net Asset Values may fluctuate between the date you submit your Repurchase Request and the Repurchase Request Deadline (and the Repurchase Pricing Date, if different.) The Net Asset Values on the Repurchase Request Deadline and the Repurchase Pricing Date could be higher or lower than on the date you submit a Repurchase Request. Please call A I M Fund Services, Inc. at 1-800-959-4246 for the Fund's current Net Asset Values.

     5. PAYMENT FOR SHARES REPURCHASED. Payment for all Shares repurchased pursuant to this Repurchase Offer will be made not later than 7 days after the Repurchase Pricing Date.

     6. INCREASE IN NUMBER OF SHARES REPURCHASED; PRO RATA REPURCHASES. If shareholders tender for repurchase more Shares than the number of Shares that the Fund is offering to repurchase, the Fund may (but is not obligated to) increase the number of Shares that the Fund is offering to purchase by up to two percent (2%) of the number of Shares outstanding on the Repurchase Request Deadline. The Fund may increase the number of Shares to be repurchased or the Fund may decide not to do so. In either case, if the number of Shares tendered for repurchase exceeds the number of Shares which the Fund is offering to repurchase, the Fund will repurchase tendered shares on a pro rata basis. The Fund may, in its discretion, accept all Shares tendered by shareholders who own less than 100 shares and tender all their Shares for repurchase in this Repurchase Offer, before prorating the Shares tendered by other shareholders. There can be no assurance that the Fund will be able to repurchase all the Shares that you tender even if you tender all the Shares that you own. In the event of an oversubscribed Repurchase Offer, you may be unable to liquidate some or all of your investment at Net Asset Value. You may have to wait until a subsequent repurchase offer to tender shares that the Fund was unable to repurchase, and you would be subject to the risk of Net Asset Value fluctuations during that time.

     7. WITHDRAWAL OF TENDER OF SHARES FOR REPURCHASE. Shares tendered pursuant to the Repurchase Offer may be withdrawn or you may change the number of Shares tendered for Repurchase at any time prior to the close of the New York Stock Exchange (normally the Exchange closes at 4:00 P.M., Eastern Time, but may close earlier on certain days) on February 15, 2002 (the Repurchase Request Deadline). You must send a written notice to the Transfer Agent at one of the addresses specified in this Repurchase Offer, and the Transfer Agent must receive it before the Repurchase Request Deadline.

     8. SUSPENSION OR POSTPONEMENT OF REPURCHASE OFFER. The Board of Trustees of the Fund may suspend or postpone this Repurchase Offer only by a majority vote of the Trustees (including a majority of the disinterested Trustees) and only:

          (A) for any period during which the New York Stock Exchange or any market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted;

          (B) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or

          (C) for such other periods as the Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund; or

          (D) if the Repurchase Offer would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code.

     9. TAX CONSEQUENCES. Shareholders should consult their tax advisers regarding the specific tax consequences, including state and local tax consequences, of a repurchase of their Shares. Special tax rules apply to shares repurchased from retirement plan accounts. A repurchase of Shares pursuant to the Repurchase Offer (including an exchange for shares of another AIM fund) will be treated as a taxable sale or exchange of the Shares if the tender (i) completely terminates the shareholder's interest in the Fund, (ii) is treated under the Internal Revenue Code as a distribution that is "substantially disproportionate" with respect to the shareholder or (iii) is treated under the Internal Revenue Code as a distribution that is "not essentially equivalent to a dividend." A "substantially disproportionate" distribution generally requires a reduction of at least 20% in the shareholder's proportionate interest in the Fund after all Shares are tendered. A distribution "not essentially equivalent to a dividend" requires that there be a "meaningful reduction" in the shareholder's interest, which should be the case if the shareholder has a minimal interest in the Fund, exercises no control over Fund affairs and suffers a reduction in his or her proportionate interest. The Fund intends to take the position that tendering shareholders will qualify for sale or exchange treatment. If the transaction is so treated, any recognized gain or loss will be treated as a capital gain or loss by shareholders who hold their Shares as a capital asset and as a long-term capital gain or loss if such Shares have been held for more than twelve months. If the transaction is not treated as a sale or exchange for tax purposes, the amount received upon a repurchase of Shares will consist in whole or in part of ordinary dividend income, a return of capital or capital gain, depending on the Fund's earnings and profits for its taxable year and the shareholder's basis in the Shares. In addition, if any amounts received are treated as a dividend to tendering shareholders, a constructive dividend may be received by non-tendering shareholders whose proportionate interest in the Fund has been increased as a result of the tender.

     10. EARLY WITHDRAWAL CHARGES. The Fund does not currently charge a special handling or processing fee for repurchases. However, if you tender for repurchase Class B and Class C Shares that are subject to Early Withdrawal Charges as described in the Fund's Prospectus, and if those Shares are repurchased by the Fund, the applicable Early Withdrawal Charge will be deducted from the proceeds of the repurchase of your shares. If you ask that a specific number of shares be repurchased and those shares are repurchased, the applicable sales charge will be deducted from the repurchase proceeds. If you ask the Fund to repurchase a sufficient number of shares to provide you with proceeds of a specific dollar amount, and if some or all of those shares are subject to Early Withdrawal Charges, then (assuming your request is not subject to pro-ration) the Fund will repurchase a sufficient number of shares to pay the net proceeds you have requested and enough additional shares to pay the applicable Early Withdrawal Charge. If you claim entitlement to a waiver or reduction of Early Withdrawal Charges based upon the terms of the Fund's current Prospectus, you must identify the basis of that entitlement to the Transfer Agent in written instructions submitted as part of your Repurchase Request Form.

     11. PROPER FORM OF REPURCHASE REQUEST DOCUMENTS. All questions as to the validity, form, eligibility (including, for example, the time of receipt) and acceptance of repurchase requests will be determined by the Fund and its Transfer Agent, in their sole discretion, and that determination will be final and binding. The

Fund reserves the right to reject any and all tenders of repurchase requests for Shares determined not to be in the proper form, or to refuse to accept for payment, purchase, exchange or pay for any Shares if, in the opinion of counsel to the Fund or the Transfer Agent, accepting, purchasing, exchanging, or paying for such Shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of this Repurchase Offer or any defect in any tender of Shares, whether in general or with respect to any particular Shares or shareholder(s). The Fund's interpretations of the terms and conditions of this Repurchase Offer shall be final and binding. Unless waived, any defects or irregularities in connection with repurchase requests must be cured within the times as the Fund shall determine. Tenders of Shares will not be deemed to have been made until all defects or irregularities have been cured or waived.

     Neither the Fund, A I M Fund Services, Inc., A I M Advisors, Inc. (the Fund's investment advisor) or A I M Distributors, Inc. (the Fund's distributor) nor any other person is or will be obligated to give notice of any defects or irregularities in repurchase requests tendered, nor shall any of them incur any liability for failure to give any such notice.

     Neither the Fund nor its Board of Trustees make any recommendation to any shareholder whether to tender or refrain from tendering Shares. Each shareholder must make an independent decision whether to tender Shares and, if so, how many Shares to tender.

     No person has been authorized to make any recommendation on behalf of the Fund whether shareholders should tender pursuant to this Repurchase Offer. No person has been authorized to give any information or to make any representations in connection with this Repurchase Offer other than those contained in this Repurchase Offer or in the Fund's Prospectus. If given or made, any such recommendations and such information must not be relied upon as having been authorized by the Fund, its investment advisor, distributor or Transfer Agent.

     For the Fund's current Net Asset Values per share and other information about this Repurchase Offer, or for a copy of the Fund's Prospectus, call A I M Fund Services, Inc. at 1-800-959-4246 or contact your financial advisor.

Dated: January 25, 2002

                                                                [AIM FUNDS LOGO]
                                                        --Registered Trademark--

AIM FLOATING RATE FUND REPURCHASE
REQUEST FORM

Use this Repurchase Request Form only if your shares are registered in your name at AIM (please check your account statement). IF YOUR SHARES ARE HELD FOR YOU BY YOUR BROKER-DEALER, RETIREMENT PLAN TRUSTEE, OR OTHER FIDUCIARY, YOU MUST CONTACT THEM TO HAVE THEM SUBMIT A REPURCHASE REQUEST FORM ON YOUR BEHALF. IF YOUR SHARES ARE HELD IN AN AMVESCAP NATIONAL TRUST COMPANY (ANTC) RETIREMENT ACCOUNT, PLEASE COMPLETE AND SUBMIT THE APPROPRIATE DISTRIBUTION FORM IN ADDITION TO THIS REPURCHASE REQUEST FORM. PLEASE CONTACT YOUR BROKER-DEALER OR
A I M FUND SERVICES, INC. TO OBTAIN THE ADDITIONAL FORM.

o To the AIM Floating Rate Fund: I/we hereby tender the AIM Floating Rate Fund shares designated below for repurchase at a price equal to their net asset value per share (NAV) on the Repurchase Pricing Date that applies to this quarterly Repurchase Offer. I/we understand that if any shares repurchased are subject to an Early Withdrawal Charge, that charge will be deducted from the proceeds of my repurchased shares.

PLEASE USE BLUE OR BLACK INK       PLEASE PRINT CLEARLY IN BLOCK CAPITAL LETTERS
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(1) ACCOUNT INFORMATION

AIM Account Number                          Daytime Telephone Number

------------------------                    ------------------------------------

[ ] Class B shares   [ ] Class C shares

Names of Registered Shareholders (Please fill in EXACTLY as listed on your account statement)

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(2) SHARES TO BE TENDERED FOR REPURCHASE (Please fill in all applicable information. Please check only one box.)

[ ] PARTIAL TENDER OF SHARES            Please repurchase __________________
                                                          (number of shares)
                                        shares from my account.

[ ] FULL TENDER OF ALL SHARES           Please repurchase all shares from my
                                        account.

[ ] PARTIAL TENDER - DOLLAR AMOUNT      Please repurchase enough of my shares so
                                        that I will receive $ _________________
                                        (If an Early Withdrawal Charge applies,
                                        enough shares will be repurchased to
                                        provide the net proceeds requested.)

[ ] FULL EXCHANGE OPTION                Please repurchase all shares from my
                                        account and exchange like shares into
                                        the AIM _______ Fund.

[ ] PARTIAL EXCHANGE OPTION             Please repurchase ____________________
                                        shares OR

                                        Please repurchase $_________ from my
                                        account and exchange like shares into
                                        the AIM ______ Fund. (By checking this
                                        option, you certify that you have
                                        already received a current prospectus of that Fund.)

[ ] I am entitled to a waiver of the Early Withdrawal Charge (state basis using categories identified in the Prospectus. You must provide this information with this request or the full Early Withdrawal Charge will be deducted):

    ----------------------------------------------------------------------------

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IF YOU SELECTED EITHER ONE OF THE EXCHANGE OPTIONS, DO NOT COMPLETE SECTION 3. GO DIRECTLY TO SECTION 4.

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(3) PAYMENT AND DELIVERY INSTRUCTIONS

Unless you have elected to exchange your shares for shares of another AIM fund, a check for the proceeds of repurchased shares will be issued in the name of the registered shareholder(s) and mailed to the address of record on the account. ALTERNATE PAYMENT METHODS REQUIRE YOUR SIGNATURE TO BE GUARANTEED. If alternate payment and/or delivery is required, please provide instructions below.

[ ] Please make the check payable to the registration and address of record.

[ ] Please make the check payable to:

Account Name

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Street Address

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City                                       State       Zip

--------------------------------------     ------      -------------------------

FLR-FRM-1 REV 01/02           www.aimfunds.com            INVEST WITH DISCIPLINE
                                                        --Registered Trademark--

For payment directly to bank, please check one and provide a voided check:

[ ] mail to my bank  [ ] wire to my bank*  [ ] Automatic Clearing House (ACH)**

Bank Name

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Bank Address

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City                               State             Zip

-------------------------------    --------------    ---------------------------

Bank ABA Number (for wire request)         Bank Account Number

----------------------------------         -------------------------------------

Bank Phone Number                              [ ] Checking      [ ] Savings

---------------------------------

Name(s) on Account

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 * Payment via wire includes a $5.25 wire fee.
** Payment via the ACH system will be transmitted to your bank 2 business days after the transaction occurs.

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(4) CERTIFICATION AND SIGNATURE

Social Security Number or Taxpayer Identification Number

--------------------------------------------

Under penalty of perjury, I certify that

(1) the number set forth above is my correct Social Security Number or Taxpayer Identification Number, and

(2) I am not subject to backup withholding either because (a) I am exempt from backup withholding, (b) I have not been notified by the Internal Revenue Service ("IRS") that I am subject to backup withholding as a result of failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding.

You must strike out the language in (2) above if you have been notified that you are subject to backup withholding and you have not received a subsequent notice from the IRS that backup withholding has been terminated.

Signature(s) of Owner(s): PLEASE SIGN EXACTLY AS YOUR NAME APPEARS ON YOUR ACCOUNT. ALL OWNERS OF JOINT ACCOUNTS MUST SIGN THIS FORM.

                                                            Date
Signature of Owner
                   ----------------------------------       -----    ---    ----
                                                            Month    Day    Year

                                                            Date
Signature of Joint Owner
                         ----------------------------       -----    ---    ----
                                                            Month    Day    Year

Also provide your title and submit evidence of your authority in a form satisfactory to A I M Fund Services, Inc.(AFS) if the shares are held in the name of a trustee, executor, guardian, corporation or other representative capacity.

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SIGNATURE GUARANTEE:                    Each signature must be guaranteed by a
                                        bank, broker-dealer, savings and loan
                                        association, credit union, national
(Please place signature                 securities exchange or any other
 guarantee stamp here)                  "eligible guarantor institution" as
                                        defined in rules adopted by the
                                        Securities and Exchange Commission.
                                        Signatures may also be guaranteed with a medallion stamp of the STAMP program or the NYSE Medallion Signature Program, provided that the amount of the transaction does not exceed the relevant surety coverage of the medallion.

                                        A SIGNATURE GUARANTEE MAY NOT BE
                                        OBTAINED THROUGH A NOTARY PUBLIC.

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ALL SIGNATURES MUST BE GUARANTEED UNLESS ALL OF THE FOLLOWING CONDITIONS APPLY:

o THIS REPURCHASE REQUEST FORM IS SIGNED BY ALL REGISTERED HOLDER(S) OF THE SHARES, AND

o   THERE IS NO CHANGE OF REGISTRATION FOR ANY SHARES YOU WILL CONTINUE TO HOLD,
    AND

o THE PAYMENT IS TO BE SENT TO THE REGISTERED HOLDER(S) OF THE SHARES AT THE ADDRESS SHOWN IN THE REGISTRATION SECTION OF YOUR ACCOUNT STATEMENT (PROVIDED NO ADDRESS CHANGES HAVE BEEN MADE WITHIN THE PAST 30 DAYS) AND

o   THE PROCEEDS WILL BE $250,000 OR LESS

If you have any questions about this form, call AFS at 1-800-959-4246. This form must be RECEIVED by AFS no later than the close of the New York Stock Exchange (normally 4:00 P.M. EST) on the last day of the current tender period (the Repurchase Request Deadline). Repurchase Requests received by AFS cannot be revoked after the Repurchase Request Deadline. Any request received outside of an active tender period or requests for future tender periods will be returned.

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IMPORTANT FUND INFORMATION


PLEASE MAIL COMPLETED FORM TO:     A I M Fund Services, Inc.            OVERNIGHT MAIL:  A I M Fund Services, Inc.
                                   P.O. Box 4739                                         11 Greenway Plaza, Suite 800
                                   Houston, TX 77210-4739                                Houston, TX 77046


FLR-FRM-1 REV 01/02            www.aimfunds.com           INVEST WITH DISCIPLINE
                                                        --Registered Trademark--

[AIM LOGO APPEARS HERE]        FLR-FRM-1 REV 01/02        INVEST WITH DISCIPLINE
--Registered Trademark--                                --Registered Trademark--